9. NOTES PAYABLE (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Related party notes and accrued interest	$ 127	$ 634
Note payable in default, including related parties	$ 1,539	$ 133